Note 04 - Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Consolidations & Adjustments [Line Items]
Net revenues		€ 155,000,000	€ (120,000,000)	€ (539,000,000)
Provision for credit losses		0	1,000,000	0
Noninterest expenses [Abstract]
Compensation and benefits		2,836,000,000	3,079,000,000	3,078,000,000
General and administrative expenses		(2,320,000,000)	(2,656,000,000)	(2,497,000,000)
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		40,000,000	(1,000,000)	1,000,000
Total noninterest expenses		556,000,000	421,000,000	582,000,000
Noncontrolling interests		(173,000,000)	(109,000,000)	(16,000,000)
Profit (loss) before income taxes		(229,000,000)	(433,000,000)	(1,105,000,000)
Total assets	[1]	€ 15,217,000,000	€ 5,864,000,000	€ 6,582,000,000
Employees (full-time equivalent)		27,679	29,463	31,590

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.